Derivative liability - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 02, 2025	Oct. 31, 2025	Jul. 16, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Initial recognition		$ 35,797		$ 0
Derivative liability		56,954		0
Fair value change		20,907		$ 0
Remexian
Disclosure of detailed information about financial instruments [line items]
Non-controlling interest percentage	49.00%
Detachable Warrants
Disclosure of detailed information about financial instruments [line items]
Transaction costs expensed		$ 212
Number of warrants (in shares)		3,836,317
Fixed exercise price (in dollars per share)		$ 3.91
Fair value of warrants (in dollars per share)		$ 2.59	$ 1.90
Share price volatility		68.00%	72.00%
Risk-free rate of return		2.63%	3.10%
Expected life		4 years 8 months 15 days	5 years
Exercise price (in dollars per share)		$ 4.38	$ 3.30
Put option liability
Disclosure of detailed information about financial instruments [line items]
Put option term	5 years
Trailing annual EBITDA multiple determining put option exercise price	3.64065
Internal rate of return		0.15
Annualized EBITDA volatility		0.82
Initial recognition		$ 35,797
Derivative liability		56,954
Fair value change		$ 20,907
Put option liability | Remexian
Disclosure of detailed information about financial instruments [line items]
Non-controlling interest percentage	49.00%